UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/02



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
                                          ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          45 Rockefeller Plaza

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10111

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name:  Diane Englert Christian

      --------------------------

Title:     Managing Partner

      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Englert Christian    Marblehead, MA  06/04/02

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   42

                                        -------


Form 13F Information Table Value Total:  $109,974

 (thousands)









                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      421     8000 SH       SOLE                     8000
ADOBE SYSTEMS                  COM              00724F101     1120    27790 SH       SOLE                    27790
AMERICAN INTL GROUP COM        COM              026874107     1622    22486 SH       SOLE                    22486
AMGEN INC COM                  COM              031162100     1900    31830 SH       SOLE                    31830
AOL TIME WARNER                COM              02364J104    12741   538725 SH       SOLE                   538725
BANK NEW YORK INC COM          COM              064057102      361     8600 SH       SOLE                     8600
BAXTER INTL INC COM            COM              071813109      310     5200 SH       SOLE                     5200
BRISTOL MYERS SQUIBB COM       COM              110122108      445    11000 SH       SOLE                    11000
BROCADE COMMUNICATIONS SYSTEMS COM              111621108      606    22450 SH       SOLE                    22450
CADENCE DESIGN SYS INC COM     COM              127387108      679    30025 SH       SOLE                    30025
CISCO SYS INC COM              COM              17275R102     6997   413288 SH       SOLE                   413288
CITIGROUP INC COM              COM              172967101     4775    96421 SH       SOLE                    96421
COCA COLA CO COM               COM              191216100      474     9075 SH       SOLE                     9075
COX COMMUNICATIONS NEW CL A    COM              224044107      301     8000 SH       SOLE                     8000
CURTISS WRIGHT CORP CLASS B    COM                             212     3250 SH       SOLE                     3250
DIEBOLD, INC.                  COM              253651103      762    18698 SH       SOLE                    18698
DUPONT PHOTOMASKS INC          COM              26613x101      603    11605 SH       SOLE                    11605
E M C CORP MASS COM            COM              268648102     1771   148545 SH       SOLE                   148545
EXXON MOBIL CORP.              COM              30231G102      632    14430 SH       SOLE                    14430
FEDERAL NATL MTG ASSN COM      COM              313586109     3823    47860 SH       SOLE                    47860
GENERAL ELEC CO COM            COM              369604103     2550    68100 SH       SOLE                    68100
GILLETTE CO COM                COM              375766102      218     6400 SH       SOLE                     6400
HOME DEPOT INC COM             COM              437076102     7213   148378 SH       SOLE                   148378
INTEL CORP COM                 COM              458140100     5982   196728 SH       SOLE                   196728
J P MORGAN CHASE & CO.         COM              46625H100      288     8070 SH       SOLE                     8070
JOHNSON & JOHNSON COM          COM              478160104     3744    57640 SH       SOLE                    57640
KEYCORP NEW COM                COM              493267108      320    12000 SH       SOLE                    12000
LILLY ELI & CO COM             COM              532457108     1422    18655 SH       SOLE                    18655
MEDTRONIC INC COM              COM              585055106     2813    62230 SH       SOLE                    62230
MERCK & CO INC COM             COM              589331107     1249    21700 SH       SOLE                    21700
MERRILL LYNCH & CO INC COM     COM              590188108     1927    34795 SH       SOLE                    34795
MICROSOFT CORP COM             COM              594918104    10513   174311 SH       SOLE                   174311
MINNESOTA MNG & MFG CO COM     COM              604059105    14079   122416 SH       SOLE                   122416
PFIZER INC COM                 COM              717081103     2971    74760 SH       SOLE                    74760
PNC BANK CORP.                 COM              693475105      615    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      740     8215 SH       SOLE                     8215
QUALCOMM INC COM               COM              747525103     1523    40450 SH       SOLE                    40450
SCHWAB CHARLES CP NEW COM      COM              808513105     3099   236782 SH       SOLE                   236782
SUN MICROSYSTEMS INC COM       COM              866810104      420    47660 SH       SOLE                    47660
TARGET CORP.                   COM              87612E106     1440    33400 SH       SOLE                    33400
UNITRIN INC.                   COM              913275103     2010    50000 SH       SOLE                    50000
WAL MART STORES INC COM        COM              931142103     4284    69878 SH       SOLE                    69878